19 Borrowings (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Total	£ 412	£ 368	£ 361
Non-current
Total	5,670	884	6,185
Government and Research Loans [Member]
Current
Total	179	284	311
Non-current
Total	4,758	714	949
Bank Loans [Member]
Current
Total		4	11
Non-current
Total			5,207
Lease Liabilities [Member]
Current
Total	233	80	39
Non-current
Total	£ 912	£ 170	£ 29